CAPITALIZED SOFTWARE DEVELOPMENT COSTS AND INTANGIBLE ASSETS, NET (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Original amounts:
Finite-Lived Intangible Assets, Gross	$ 64,113	$ 29,739
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization	22,699	9,029
Total	41,414	20,710
Customer Relationship [Member]
Original amounts:
Finite-Lived Intangible Assets, Gross	50,795	23,281
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization	17,609	7,633
Acquired Technology [Member]
Original amounts:
Finite-Lived Intangible Assets, Gross	7,980	2,138
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization	1,575
Other Intangible Assets [Member]
Original amounts:
Finite-Lived Intangible Assets, Gross	5,338	4,320
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization	$ 3,515	$ 1,396